CONSOLIDATED CASH FLOW STATEMENT (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017
Statement of cash flows [abstract]
Cash Within Group Life Fun	£ 89	£ 48	£ 2,322	£ 2,579